Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepayments and Other Current Assets [Abstract]
Prepaid operating expenses	$ 66,210	$ 28,610
Other receivables	38,420	67,293
Deposits	290,160	257,467
Prepayments for equipment	5,638	5,796
Income tax receivable	91,173	65,695
Expected Credit Loss	(11,988)	(8,705)
Prepayments and other current assets, net	$ 479,613	$ 416,156